CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating and formation costs	$ 1,104	$ 1,247,217
Loss from operations	(1,104)	(1,247,217)
Nonoperating Income (Expense) [Abstract]
Interest earned on marketable securities held in Trust Account		15,823
Transaction costs incurred in connection with warrant		(241,311)
Change in fair value of warrants		(1,865,833)
Other expense, net		(2,091,321)
NET LOSS	$ (1,104)	$ (3,338,538)
Class A common stock
Nonoperating Income (Expense) [Abstract]
Weighted average shares outstanding, basic		25,678,082
Weighted average shares outstanding, diluted		25,678,082
Basic net income (loss) per share		$ (0.10)
Diluted net income (loss) per share		$ (0.10)
Class B common stock
Nonoperating Income (Expense) [Abstract]
Weighted average shares outstanding, basic	6,250,000	7,087,329
Weighted average shares outstanding, diluted	6,250,000	7,087,329
Basic net income (loss) per share		$ (0.10)
Diluted net income (loss) per share		$ (0.10)